Consolidated Balance Sheets - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		¥ 144,511	¥ 117,472
Restricted cash		5,000
Short-term investments		226	35,423
Accounts receivable, net		1,145,752	982,479
Prepayments and other current assets		60,059	45,436
Total current assets		1,355,548	1,180,810
Non-current assets:
Restricted cash		21,086	5,000
Property, equipment and leasehold improvement, net		831	1,368
Intangible assets, net		3,850	5,950
Right-of-use assets		6,453	5,653
Goodwill		84,609	84,609
Other non-current assets		2,477	4,530
Total non-current assets		119,306	107,110
TOTAL ASSETS		1,474,854	1,287,920
Current liabilities
Accounts payable		842,728	725,815
Short-term borrowings		80,500	30,000
Contract liabilities		1,044	1,781
Salary and welfare benefits payable		83,686	80,377
Tax payable		22,657	12,011
Accrued expenses and other current liabilities		19,206	25,248
Short-term lease liabilities		4,727	3,037
Total current liabilities		1,105,174	878,269
Non-current liabilities
Deferred tax liabilities		963	1,488
Long-term lease liabilities		801	2,137
Long-term borrowings		9,800
Amounts due to related party			45,811
Deferred revenue		1,432	1,432
Warrant		1,512	3,032
Total non-current liabilities		14,508	53,900
TOTAL LIABILITIES		1,119,682	932,169
Commitments and contingencies (Note 20)
SHAREHOLDERS’ EQUITY:
Ordinary shares (US$ 0.00001 par value, 5,000,000,000 and 5,000,000,000 shares (4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares) authorized as of December 31, 2024 and 2025, respectively; 80,321,873 and 83,020,061 shares (64,423,557 Class A ordinary shares and 18,596,504 Class B ordinary shares) issued and outstanding as of December 31, 2024 and 2025, respectively)	[1]	6	6
Treasury stock	[1]	(1,025)	(1,025)
Additional paid-in capital	[1]	2,550,197	2,525,741
Accumulated deficit		(2,192,846)	(2,175,057)
Accumulated other comprehensive income/(loss)		(1,160)	6,086
TOTAL SHAREHOLDERS’ EQUITY:		355,172	355,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,474,854	1,287,920
Related Party [Member]
Current liabilities
Amounts due to related party		¥ 50,626

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).